Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common shares issued (in shares)	1,039	1,037
Common shares outstanding (in shares)	1,039	1,037